Report of the directors financial review risk report - Retail analysis (Details) - Retail - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 422,642	$ 421,712
Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	375,822	374,464
Gross carrying amount | Mortgages | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	356,882	353,960
Gross carrying amount | Mortgages | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	16,432	18,056
Gross carrying amount | Mortgages | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	2,508	2,448
Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	24,700	24,990
Gross carrying amount | Credit cards | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	20,858	21,258
Gross carrying amount | Credit cards | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	3,557	3,450
Gross carrying amount | Credit cards | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	285	282
Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	22,120	22,258
Gross carrying amount | Other financial assets measured at amortised cost | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	19,136	19,494
Gross carrying amount | Other financial assets measured at amortised cost | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	2,378	2,177
Gross carrying amount | Other financial assets measured at amortised cost | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	606	587
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,707)	(2,688)
Allowance for ECL | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,652)	(2,646)
Allowance for ECL | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,560)	(2,570)
Allowance for ECL | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,774)	(2,735)
Allowance for ECL | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(3,803)	(3,637)
Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(448)	(446)
Allowance for ECL | Mortgages | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(58)	(54)
Allowance for ECL | Mortgages | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(105)	(106)
Allowance for ECL | Mortgages | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(285)	(286)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(431)	(432)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(53)	(53)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(98)	(97)
Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(280)	(282)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(408)	(412)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(46)	(50)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(90)	(88)
Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(272)	(274)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(469)	(462)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(64)	(61)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(114)	(108)
Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(291)	(293)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(714)	(714)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(161)	(161)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(221)	(216)
Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(332)	(337)
Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(1,313)	(1,304)
Allowance for ECL | Credit cards | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(365)	(353)
Allowance for ECL | Credit cards | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(724)	(731)
Allowance for ECL | Credit cards | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(224)	(220)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,288)	(1,290)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(355)	(347)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(709)	(723)
Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(224)	(220)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,252)	(1,261)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(340)	(335)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(688)	(706)
Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(224)	(220)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,338)	(1,321)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(377)	(366)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(737)	(735)
Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(224)	(220)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,777)	(1,693)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(624)	(553)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(919)	(913)
Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(234)	(227)
Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(946)	(938)
Allowance for ECL | Other financial assets measured at amortised cost | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(256)	(253)
Allowance for ECL | Other financial assets measured at amortised cost | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(411)	(403)
Allowance for ECL | Other financial assets measured at amortised cost | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(279)	(282)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(933)	(924)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(250)	(249)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(404)	(393)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(279)	(282)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(900)	(897)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(233)	(233)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(388)	(382)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(279)	(282)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(967)	(952)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(267)	(265)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(421)	(405)
Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(279)	(282)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,312)	(1,230)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(495)	(444)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL | Non-credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(525)	(494)
Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL | Credit impaired | Stage 2
Disclosure of financial assets [line items]
Financial assets	(292)	(292)
UK | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	184,494	183,128
UK | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	8,307	8,317
UK | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	9,706	9,513
UK | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(113)	(132)
UK | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(106)	(124)
UK | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(95)	(117)
UK | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(121)	(138)
UK | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(244)	(274)
UK | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(407)	(356)
UK | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(401)	(354)
UK | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(380)	(338)
UK | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(413)	(355)
UK | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(507)	(419)
UK | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(293)	(265)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(282)	(261)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(257)	(238)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(306)	(276)
UK | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(463)	(370)
Mexico | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	8,528	8,430
Mexico | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	2,136	2,322
Mexico | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	3,290	3,727
Mexico | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(211)	(190)
Mexico | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(207)	(188)
Mexico | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(200)	(180)
Mexico | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(214)	(193)
Mexico | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(251)	(237)
Mexico | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(368)	(407)
Mexico | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(364)	(403)
Mexico | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(359)	(398)
Mexico | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(368)	(409)
Mexico | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(493)	(514)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(411)	(437)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(411)	(437)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(408)	(435)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(414)	(442)
Mexico | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(565)	(589)
Hong Kong | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	107,792	106,736
Hong Kong | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	9,863	9,739
Hong Kong | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,269	6,085
Hong Kong | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(2)	(5)
Hong Kong | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(4)
Hong Kong | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(3)
Hong Kong | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(3)	(6)
Hong Kong | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(5)	(13)
Hong Kong | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(299)	(313)
Hong Kong | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(291)	(306)
Hong Kong | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(286)	(300)
Hong Kong | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(309)	(324)
Hong Kong | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(467)	(496)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(146)	(146)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(146)	(137)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(142)	(136)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(148)	(144)
Hong Kong | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(169)	(173)
UAE | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	2,436	2,306
UAE | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	557	591
UAE | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	556	620
UAE | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(12)	(6)
UAE | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11)	(6)
UAE | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11)	(6)
UAE | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(12)	(6)
UAE | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(22)	(7)
UAE | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(55)	(39)
UAE | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(50)	(39)
UAE | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(49)	(38)
UAE | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(63)	(40)
UAE | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(89)	(46)
UAE | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(17)	(12)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(16)	(11)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(11)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(19)	(12)
UAE | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(24)	(13)
US | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	15,368	17,797
US | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	178	187
US | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(5)	(4)
US | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(5)	(4)
US | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(4)	(4)
US | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(5)	(5)
US | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8)	(8)
US | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(15)	(14)
US | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(14)
US | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(14)
US | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(15)	(14)
US | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(18)	(16)
Other geographies | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	57,204	56,067
Other geographies | Gross carrying amount | Credit cards
Disclosure of financial assets [line items]
Financial assets	3,659	3,834
Other geographies | Gross carrying amount | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,299	2,313
Other geographies | Allowance for ECL | Mortgages
Disclosure of financial assets [line items]
Financial assets	(105)	(109)
Other geographies | Allowance for ECL | Mortgages | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(100)	(106)
Other geographies | Allowance for ECL | Mortgages | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(96)	(102)
Other geographies | Allowance for ECL | Mortgages | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(114)	(114)
Other geographies | Allowance for ECL | Mortgages | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(184)	(175)
Other geographies | Allowance for ECL | Credit cards
Disclosure of financial assets [line items]
Financial assets	(169)	(175)
Other geographies | Allowance for ECL | Credit cards | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(167)	(174)
Other geographies | Allowance for ECL | Credit cards | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(163)	(173)
Other geographies | Allowance for ECL | Credit cards | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(170)	(179)
Other geographies | Allowance for ECL | Credit cards | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(203)	(202)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(79)	(78)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(78)	(78)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(78)	(77)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(80)	(78)
Other geographies | Allowance for ECL | Other financial assets measured at amortised cost | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (91)	$ (85)